UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.		Palo Alto, CA		April 15, 2005
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		69

Form 13F Information Table Value Total:		114,180 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER		   TITLE OF   CUSIP	  VALUE	 SHARES  INV.  OTHER		VOTING AUTH
					CLASS			  X1000		   DISC  MGR		NONE

ABM Industries, Inc.            cs   00163T109      500      26,000  sole  n/a               26000
Abbott Labs                     cs   002824100      438       9,400  sole  n/a               9,400
Automatic Data Proc             cs   053015103    3,311      73,663  sole  n/a              73,663
Ameren Corp.                    cs   023608102    1,510      30,800  sole  n/a              30,800
American Intl Group.            cs   026874107    3,097      55,891  sole  n/a              55,891
Allied Cap Corp                 cs   01903Q108    3,460     132,550  sole  n/a             132,550
American Express                cs   025816109    1,461      28,450  sole  n/a              28,450
Bank America                    cs   060505104    3,391      76,900  sole  n/a              76,900
Bristol Myers                   cs   110122108    2,125      83,466  sole  n/a              83,466
BP PLC ADR                      cs   055622104      274       4,390  sole  n/a               4,390
Citigroup                       cs   172967101    3,820      85,011  sole  n/a              85,011
Conagra Corp                    cs   205887102    1,504      55,650  sole  n/a              55,650
Crescent Real Est Eq            oa   225756105      902      55,175  sole  n/a              55,175
Mack Cali Realty                oa   554489104      557      13,150  sole  n/a              13,150
Calpine Corp                    cs   131347106      870     310,750  sole  n/a             310,750
Cisco Systems                   cs   17275R102    2,406     134,514  sole  n/a             134,514
D R Horton Co                   cs   23331A109    1,724      58,969  sole  n/a              58,969
DQE Corp                        cs   23329J104      553      30,850  sole  n/a              30,850
Consolidated Edison             cs   209115104    1,453      34,450  sole  n/a              34,450
Electronic Data Sys             cs   285661104    2,448     118,425  sole  n/a             118,425
Equity Office Pptys             oa   294741103    2,776      92,150  sole  n/a              92,150
Felcor Lodging Trust            oa   31430F101    1,873     150,650  sole  n/a             150,650
First Data Corp                 cs   319963104    3,127      79,550  sole  n/a              79,550
Fannie Mae                      cs   313586109    1,944      35,700  sole  n/a              35,700
Nicor Inc                       cs   654086107    2,615      70,500  sole  n/a              70,500
Great Bay Bancorp               cs   391648102    2,398      98,232  sole  n/a              98,232
General Electric                cs   369604103    3,828     106,159  sole  n/a             106,159
Citigroup Inc Wts               sw   172967127      135      77,697  sole  n/a              77,697
Grainger W. W. Inc              cs   384802104    3,649      58,600  sole  n/a              58,600
Great Plains Energy             cs   391164100    2,371      77,550  sole  n/a              77,550
Healthcare Prop Inv             oa   421915109      525      22,349  sole  n/a              22,349
Hawaiian Elec                   cs   419870100    1,044      40,912  sole  n/a              40,912
Hewlett-Packard Co              cs   428236103    2,821     128,597  sole  n/a             128,597
Harsco Corp                     cs   415864107      391       6,558  sole  n/a               6,558
Intel                           cs   458140100    3,763     161,990  sole  n/a             161,990
Johnson and Johnson             cs   478160104    1,190      17,718  sole  n/a              17,718
Kinder Morgan Energy            oa   494550106    3,062      68,035  sole  n/a              68,035
Kinder Morgan Mgmt              cs   49455U100      350       8,614  sole  n/a               8,614
Coca-Cola Co.                   cs   191216100    2,649      63,559  sole  n/a              63,559
MBNA                            cs   55262L100      221       9,000  sole  n/a               9,000
Keyspan                         cs   49337W100    1,498      38,450  sole  n/a              38,450
Liberty Property Tr             oa   531172104      818      20,950  sole  n/a              20,950
Herman Miller Inc               cs   600544100      325      10,800  sole  n/a              10,800
Altria Group Inc                cs   718154107    1,950      29,820  sole  n/a              29,820
New Century Finl Cp             oa   6435EV108    1,346      28,750  sole  n/a              28,750
New Plan Realty                 oa   648053106      745      29,650  sole  n/a              29,650
O G E Energy Cp Hldg            cs   670837103    1,178      43,700  sole  n/a              43,700
Paccar                          cs   693718108      437       6,031  sole  n/a               6,031
Precision Castparts             cs   740189105    1,309      17,000  sole  n/a              17,000
Pfizer                          cs   717081103      734      27,953  sole  n/a              27,953
Peoples Energy Corp.            cs   711030106      960      22,895  sole  n/a              22,895
Petrofund Energy Tr             cs   71648W108    2,469     168,850  sole  n/a             168,850
Quaker Fabric                   cs   747399103      142      43,700  sole  n/a              43,700
Sara Lee                        cs   803111103    1,277      57,618  sole  n/a              57,618
Solectron Corp.                 cs   834182107      391     112,720  sole  n/a             112,720
Southern Co.                    cs   842587107      546      17,150  sole  n/a              17,150
Sempra Energy                   cs   816851109    3,938      98,850  sole  n/a              98,850
Smurfit Stone Cont.             cs   832727101    2,066     133,518  sole  n/a             133,518
Teco Energy Inc                 cs   872375100      692      44,150  sole  n/a              44,150
Tyco                            cs   902124106    3,228      95,495  sole  n/a              95,495
US Bancorp                      cs   902973304      581      20,150  sole  n/a              20,150
Verizon                         cs   92343V104      200       5,638  sole  n/a               5,638
Walgreen                        cs   931422109      688      15,488  sole  n/a              15,488
Wells Fargo                     cs   949746101      776      12,977  sole  n/a              12,977
Washington Mutual               cs   939322103    3,701      93,700  sole  n/a              93,700
Williams Companies              cs   969457100      998      53,065  sole  n/a              53,065
Wal-Mart                        cs   931142103    3,738      74,600  sole  n/a              74,600
Wyeth                           cs   983024100      222       5,265  sole  n/a               5,265
Exxon Mobil Corp.               cs   30231G102      691      11,598  sole  n/a              11,598



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